Antonio Albertì
Managing Director
Securities Operations

NYSE Group

07072792

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5893
aalberti@nyse.com

CERTNYS

1- 06571

August 13, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, SCHERING-PLOUGH CORPORATION, 6% Mandatory Convertible Preferred Stock, par value $1.00 per share, liquidation preference $250 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 13, 2007. Tentative listing date – August 15, 2007.

Sincerely,

Antonio Alberti

END